Average Annual Total Returns{- Fidelity® Stock Selector Large Cap Value Fund} - 01.31 Fidelity Stock Selector Large Cap Value Fund Retail PRO-09 - Fidelity® Stock Selector Large Cap Value Fund	Fidelity Stock Selector Large Cap Value Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Stock Selector Large Cap Value Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Stock Selector Large Cap Value Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Stock Selector Large Cap Value Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Stock Selector Large Cap Value Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Stock Selector Large Cap Value Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Stock Selector Large Cap Value Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Stock Selector Large Cap Value Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Stock Selector Large Cap Value Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS005 Past 1 year	RS005 Past 5 years	RS005 Past 10 years
Total	4.15%	8.97%	9.90%	3.59%	8.30%	9.40%	2.82%	7.01%	8.09%	2.80%	9.74%	10.50%